TRANSACTIONS WITH RELATED PARTIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Reorganization value	$ 1,157